VANECK VECTORS URANIUM+NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Canada: 5.1%
104,567	Cameco Corp. (USD)	$993,386
88,053	NexGen Energy Ltd. * †	114,389
26,352	Uranium Participation Corp. *	84,589
		1,192,364
China / Hong Kong: 2.7%
2,453,000	CGN Power Co. Ltd. Reg S 144A #	620,007
Czech Republic: 4.3%
44,884	CEZ AS #	990,767
Finland: 5.7%
56,394	Fortum Oyj #	1,333,249
France: 4.3%
90,225	Electricite de France SA #	1,009,531
Japan: 14.8%
50,900	Hokuriku Electric Power Co. * #	343,038
94,700	Kansai Electric Power Co., Inc. #	1,061,159
105,500	Kyushu Electric Power Co., Inc. #	997,484
210,400	Tokyo Electric Power Co., Inc. * #	1,032,396
		3,434,077
Korea: 0.5%
4,255	KEPCO Plant Service & Engineering Co. Ltd. #	122,890
South Korea: 4.5%
97,284	Korea Electric Power Corp. (ADR) * †	1,054,558
Spain: 4.6%
40,713	Endesa SA #	1,071,229
United States: 53.4%
12,177	BWX Technologies, Inc. †	696,646
23,727	Dominion Energy, Inc.	1,922,836
19,695	Duke Energy Corp.	1,887,963
7,447	El Paso Electric Co.	499,545
24,208	Energy Fuels, Inc. * †	46,721
12,361	Entergy Corp.	1,450,687
33,415	Exelon Corp.	1,614,279
98,013	PG&E Corp. *	980,130
11,238	Pinnacle West Capital Corp.	1,090,873
13,734	PNM Resources, Inc.	715,267
24,423	Public Service Enterprise Group, Inc.	1,516,180
		12,421,127
Total Common Stocks (Cost: $23,483,884)		23,249,799
MONEY MARKET FUND: 0.3% (Cost: $64,744)
64,744	Dreyfus Government Cash Management Fund - Institutional Shares	64,744
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $23,548,628)		23,314,543

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.3% (Cost: $767,717)
Repurchase Agreement: 3.3%
$767,717	Repurchase agreement dated 9/30/19 with Citigroup Global Markets, Inc., 2.30%, due 10/1/19, proceeds $767,766; (collateralized by various U.S. government and agency obligations, 0.25% to 3.13%, due 7/31/21 to 2/15/49, valued at $783,080 including accrued interest)	767,717
Total Investments: 103.5% (Cost: $24,316,345)		24,082,260
Liabilities in excess of other assets: (3.5)%		(812,899)
NET ASSETS: 100.0%		$23,269,361

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $738,266.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $8,581,750 which represents 36.9% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $620,007, or 2.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	4.9%	$1,154,496
Financials	0.4	84,589
Industrials	3.5	819,536
Utilities	90.9	21,191,178
Money Market Fund	0.3	64,744
	100.0%	$23,314,543